Liquidity	12 Months Ended
Dec. 31, 2022
Liquidity
Liquidity

(E.3) Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are generally classified as FVTPL. Generally, all other financial assets with cash flows consisting solely of principal and interest are classified as AC because we follow a conservative investment approach, safeguarding our liquidity by ensuring the safety of principal investment amounts.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses on disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

-   For cash at banks, time deposits, and debt securities such as acquired bonds and acquired commercial papers, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

-   Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Other financial liabilities also include customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, as well as time deposits and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, issued commercial papers, private placements, and bonds. Net debt is group liquidity less financial debt.

Group Liquidity and Net Debt

€ millions	2022	2021	∆
/ Cash and cash equivalents	9,008	8,898	109
Current time deposits and debt securities	686	2,632	-1,946
Group liquidity	9,694	11,530	-1,837
Current financial debt	-3,986	-3,755	-230
Non-current financial debt	-7,778	-9,338	1,560
Financial debt	-11,764	-13,094	1,330
Net debt (–)	-2,070	-1,563	-507

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net debt.

Cash and Cash Equivalents

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,176	0	3,176	3,149	0	3,149
Time deposits	2,932	0	2,932	1,420	0	1,420
Money market and other funds	2,855	0	2,855	4,281	0	4,281
Debt securities	47	0	47	50	0	50
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	9,008	0	9,008	8,898	0	8,898

Non-Derivative Financial Debt Investments

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	657	0	657	2,605	0	2,605
Debt securities	32	0	32	30	0	30
Financial instruments related to employee benefit plans	0	203	203	0	201	201
Loans and other financial receivables	104	129	233	79	107	186
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	790	332	1,122	2,711	308	3,019
/ Other financial assets	853	5,626	6,479	2,758	6,275	9,033
Non-derivative financial debt investments as % of / Other financial assets	93	6	17	98	5	33

Time deposits with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of acquired commercial papers and acquired bonds of mainly financial and non-financial corporations and municipalities.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

€ millions	2022					2021
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	1,600	7,381	1,600	6,556	8,155	900	8,965	900	8,851	9,751
Private placement transactions	0	397	0	405	405	393	373	396	393	790
Commercial paper	930	0	928	0	928	930	0	931	0	931
Bank loans	1,456	0	1,456	0	1,456	1,533	0	1,533	0	1,533
Financial debt	3,986	7,778	3,983	6,960	10,943	3,756	9,338	3,760	9,245	13,005
/ Financial liabilities			4,808	9,547	14,354			4,528	11,042	15,570
Financial debt as % of / Financial liabilities			83	73	76			83	84	84

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 1.23% in 2022, 0.83% in 2021, and 0.87% in 2020.

For more information about the risk associated with our financial liabilities, see Note (F.1). For more information about fair values, see Note (F.2).

Bonds

	2022							2021
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	1,000	999
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	869	985
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	598	597
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	499	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	401	491
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	0	900
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	848	847
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	843	982
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	976	1,223
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	600	599
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	597	596
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	643	769
Eurobonds							7,874	9,487
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	281	264
Bonds							8,155	9,751

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2022						2021
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	0	396
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	306	300
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	99	94
Private placements						405	790

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

Commercial Paper Program

The net proceeds from our commercial paper (Commercial Paper, or CP) program are being used for general corporate purposes, including dividends and share repurchases. As at December 31, 2022, we had €930 million of issued commercial papers outstanding with maturities generally less than six months and the carrying amount was €928 million (December 31, 2021: €931 million). The weighted average interest rate of our CP was 1.96% as at December 31, 2022 (December 31, 2021: -0.48%).

Loans

In March 2021, SAP drew two short-term bank loans of €950 million and €500 million with original tenors of one year that can be flexibly repaid until September 30, 2023, and currently bear interest at 3.25% and 3.22%, respectively.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

€ millions	1/1/2022	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2022
			Combinations	Currency	Changes
Current financial debt	3,755	-1,406	0	36	0	1,600	3,986
Non-current financial debt	9,338	0	0	40	0	-1,600	7,778
Financial debt (nominal volume)	13,094	-1,406	0	76	0	0	11,764
Basis adjustment	-34	0	0	2	-741	0	-773
Transaction costs	-55	0	0	0	0	8	-47
Financial debt (carrying amount)	13,005	-1,406	0	77	-741	8	10,943
Accrued interest and payment to banks	60	119	0	0	0	24	203
Interest rate swaps	42	0	0	-1	711	0	753
Lease[1]	2,143	-424	0	55	0	366	2,140
Total liabilities from financing activities	15,250	-1,711	0	131	-29	398	14,039

[1] Other includes new lease liabilities.

€ millions	1/1/2021	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2021
			Combinations	Currency	Changes
Current financial debt	1,482	980	1	1	0	1,291	3,755
Non-current financial debt	11,801	-1,252	2	78	0	-1,291	9,338
Financial debt (nominal volume)	13,283	-272	3	79	0	0	13,094
Basis adjustment	126	0	0	3	-163	0	-34
Transaction costs	-66	0	0	0	0	11	-55
Financial debt (carrying amount)	13,344	-272	3	82	-163	11	13,005
Accrued interest	61	0	0	0	0	-1	60
Interest rate swaps	-114	0	0	-1	157	0	42
Lease[1]	2,120	-374	4	106	0	287	2,143
Total liabilities from financing activities	15,411	-646	7	187	-6	297	15,250

[1] Other includes new lease liabilities.